Loss per share (Tables)	12 Months Ended
Jun. 30, 2021
Loss per share
Schedule of earning per share

	For the year ended June 30, 2019
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Profit / (loss) attributable to the equity shareholders of the Company	13,183	(303,830)	(290,647)
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(741)	17,070	16,329

Profit / (loss) used to determine basic earnings per share	12,442	(286,760)	(274,318)

	For the year ended June 30, 2020
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Loss attributable to the equity shareholders of the Company	(132,222)	(130,045)	(262,267)
Less:
Allocation of distributed and undistributed earnings to holders of unvested restricted shares	25,988	7,306	33,294

Loss used to determine basic earnings per share	(106,234)	(122,739)	(228,973)

	For the year ended June 30, 2021
	Continuing	Discontinued
	operations	operations	Total
	RMB’000	RMB’000	RMB’000
Loss attributable to the equity shareholders of the Company	(1,415,010)	—	(1,415,010)
Less:
Allocation of distributed and undistributed earnings to holders of unvested restricted shares	116,929	—	116,929

Loss used to determine basic earnings per share	(1,298,081)	—	(1,298,081)

Schedule of weighted average number of ordinary shares

For the year ended
June 30, 2021
Number of shares
Issued ordinary share at July 1, 2020	865,591,398
Effect of shares issued upon IPO and exercise of the over-allotment option (Note 31(a)(iii))	90,911,146
Effect of shares converted from Series A preferred shares (Note 31(a)(iv))	83,495,097
Effect of shares released from share award scheme and option plan (Note 32)	64,373,834

Weighted average number of ordinary shares	1,104,371,475